Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net exchange rate gains (losses)

40. Net exchange rate gains/(losses)

Net exchange rate gains/(losses) are analysed as follows:

	2025	2024	2023
Net realised gains/(losses) on derivative instruments	18	(196)	1,251
Net realised gains/(losses) on trade receivables and payables	(1,004)	424	(422)
Total net realised gains/(losses) (a)	(986)	228	829
Net unrealised gains/(losses) on derivative instruments	299	(438)	(746)
Net unrealised gains/(losses) on trade receivables and payables	(218)	1,006	142
Net unrealised gains/(losses) on non-monetary assets	(1,328)	(242)	(369)
Total net unrealised gains/(losses) (b)	(1,247)	326	(973)
Total realised and unrealised exchange rate gains/(losses) (a+b)	(2,233)	554	(144)

“Net unrealised gains/(losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiary Italsofa Romania, since such entity has the same functional currency as the Parent, namely the Euro (see note 4(c)(ii)).